PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

At December 31, 2016 and December 31, 2015, property and equipment consisted of the following:

	December 31,		Depreciable Life
	2016	2015	(Years)
Furniture and Fixtures	$70,108	$49,088	7
Computer Equipment	56,142	50,522	5
Leasehold Improvements	35,011	—	10
Total Fixed Assets	161,261	99,610
Less: Accumulated Depreciation	(62,260)	(48,305)
Total Fixed Assets, net	$99,001	$51,305

Non-cash depreciation expense for the years ending December 31, 2016 and 2015 was $13,955 and $14,248 respectively.